Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Parenthetical) (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Investment Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	¥ 2,691	¥ 1,859	¥ 1,659	¥ 4,669
Total for all associates [member]
Investment Accounted For Using Equity Method [Line Items]
Impairment loss	0	¥ 0
Total for all associates [member] | Financial assets at fair value through other comprehensive income, category [member]
Investment Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	¥ 954